Intangible assets - Summary of intangible assets and goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets
Goodwill at start of year	£ 7,366
Goodwill at end of year	8,388	£ 7,366
Intangible assets excluding goodwill at beginning of period	3,304
Intangible assets excluding goodwill at end of period	3,524	3,304
Cost
Disclosure of detailed information about intangible assets
Goodwill at start of year	7,366	7,224
Acquisitions	269	131
Disposals and other		(3)
Exchange translation differences	753	14
Goodwill at end of year	8,388	7,366
Intangible assets excluding goodwill at beginning of period	11,476	11,075
Acquisitions	125	156
Additions	402	310
Disposals and other	(99)	(49)
Exchange translation differences	1,044	(16)
Intangible assets excluding goodwill at end of period	12,948	11,476
Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(8,172)	(7,650)
Charge for the year	(603)	(592)
Disposals and other	93	49
Exchange translation differences	(742)	21
Intangible assets excluding goodwill at end of period	(9,424)	(8,172)
Not internally generated
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,053
Intangible assets excluding goodwill at end of period	2,089	2,053
Not internally generated | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	7,965	7,824
Acquisitions	125	156
Disposals and other	(15)	(30)
Exchange translation differences	753	15
Intangible assets excluding goodwill at end of period	8,828	7,965
Not internally generated | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(5,912)	(5,643)
Charge for the year	(294)	(297)
Disposals and other	15	30
Exchange translation differences	(548)	(2)
Intangible assets excluding goodwill at end of period	(6,739)	(5,912)
Not internally generated | Market related
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	977
Intangible assets excluding goodwill at end of period	981	977
Not internally generated | Market related | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,415	2,391
Acquisitions	18	11
Disposals and other	(2)	(2)
Exchange translation differences	268	15
Intangible assets excluding goodwill at end of period	2,699	2,415
Not internally generated | Market related | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(1,438)	(1,323)
Charge for the year	(121)	(109)
Disposals and other	2	2
Exchange translation differences	(161)	(8)
Intangible assets excluding goodwill at end of period	(1,718)	(1,438)
Not internally generated | Customer related
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	708
Intangible assets excluding goodwill at end of period	744	708
Not internally generated | Customer related | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	1,840	1,750
Acquisitions	43	78
Disposals and other	(4)	2
Exchange translation differences	197	10
Intangible assets excluding goodwill at end of period	2,076	1,840
Not internally generated | Customer related | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(1,132)	(1,054)
Charge for the year	(78)	(79)
Disposals and other	4	6
Exchange translation differences	(126)	(5)
Intangible assets excluding goodwill at end of period	(1,332)	(1,132)
Not internally generated | Editorial content
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	64
Intangible assets excluding goodwill at end of period	73	64
Not internally generated | Editorial content | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	620	614
Acquisitions	27	11
Disposals and other		(7)
Exchange translation differences	43	2
Intangible assets excluding goodwill at end of period	690	620
Not internally generated | Editorial content | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(556)	(514)
Charge for the year	(29)	(39)
Disposals and other	5	(1)
Exchange translation differences	(37)	(2)
Intangible assets excluding goodwill at end of period	(617)	(556)
Not internally generated | Software and technology
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	273
Intangible assets excluding goodwill at end of period	273	273
Not internally generated | Software and technology | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	740	688
Acquisitions	37	51
Exchange translation differences	68	1
Intangible assets excluding goodwill at end of period	845	740
Not internally generated | Software and technology | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(467)	(414)
Charge for the year	(53)	(54)
Disposals and other	(5)
Exchange translation differences	(47)	1
Intangible assets excluding goodwill at end of period	(572)	(467)
Not internally generated | Other
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	31
Intangible assets excluding goodwill at end of period	18	31
Not internally generated | Other | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,350	2,381
Acquisitions		5
Disposals and other	(9)	(23)
Exchange translation differences	177	(13)
Intangible assets excluding goodwill at end of period	2,518	2,350
Not internally generated | Other | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(2,319)	(2,338)
Charge for the year	(13)	(16)
Disposals and other	9	23
Exchange translation differences	(177)	12
Intangible assets excluding goodwill at end of period	(2,500)	(2,319)
Internally developed intangible assets
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	1,251
Intangible assets excluding goodwill at end of period	1,435	1,251
Internally developed intangible assets | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	3,511	3,251
Additions	402	310
Disposals and other	(84)	(19)
Exchange translation differences	291	(31)
Intangible assets excluding goodwill at end of period	4,120	3,511
Internally developed intangible assets | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(2,260)	(2,007)
Charge for the year	(309)	(295)
Disposals and other	78	19
Exchange translation differences	(194)	23
Intangible assets excluding goodwill at end of period	£ (2,685)	£ (2,260)